Note 17 - Related Party 1 (Details Textual)												1 Months Ended	3 Months Ended		12 Months Ended	15 Months Ended	24 Months Ended
	Mar. 03, 2026 USD ($) shares	Sep. 30, 2025 $ / shares shares	Sep. 05, 2025	May 20, 2025 USD ($) shares	Apr. 24, 2025 shares	Mar. 21, 2025 shares	Feb. 18, 2025 shares	Jan. 01, 2025 USD ($)	Dec. 11, 2024	Oct. 11, 2024	May 15, 2021 USD ($)	Jul. 31, 2023 USD ($)	Dec. 31, 2025 shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Mar. 31, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares	Mar. 24, 2026 $ / shares	Dec. 31, 2024
Stock Issued During Period, Value, New Issues | $														$ 60,000	$ 60,000
Consulting Agreement, Initial Term (Year)									3 years
Professional Consulting Agreement [Member]
Consulting Monthly Fee | $											$ 16,000
Consulting Agreement, Initial Term (Year)											5 years
Increase in Professional Fees Per Month | $								$ 10,000
Conversion of Notes into Series C Convertible Preferred Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)															3,150
Twenty Twenty Three Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Voting Rights, Percentage						91.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)		11,200				11,200							11,200		11,200	11,200	11,200
Share Based Compensation Arrangement By Share Based Payment Award, Number of Shares Available for Grant, Percentage of Shares Outstanding						15.00%
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio			200							25
Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Voting Rights, Percentage						91.00%
Nicholas Parker [Member]
Debt Instrument, Face Amount | $	$ 50,000
Nicholas Parker [Member] | Conversion of Notes into Series C Convertible Preferred Stock [Member]
Debt Conversion, Converted Instrument, Amount | $	$ 62,500
Debt Conversion, Converted Instrument, Shares Issued (in shares)	125
Director [Member] | Consulting Agreement [Member]
Consulting Monthly Fee | $												$ 11,000
Consulting Agreement, Initial Term (Year)												5 years
Increase in Professional Fees Per Month | $												$ 8,090
Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)						9,999	1
Preferred Stock, Votes Per Share													10,000		10,000	10,000	10,000
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Stock Issued During Period, Shares, New Issues (in shares)					50,000	10,000
Preferred Stock, Shares Designated (in shares)						10,000
Preferred Stock, Votes Per Share						10,000
Alternus Energy Group Plc [Member]
Shareholder Ownership, Percentage													14.69%	14.70%	14.69%		14.69%		48.00%
Stock Issued During Period, Shares, New Issues (in shares)				40,000										3,239	201,600
Stock Issued During Period, Value, New Issues | $				$ 224,000										$ 400,000	$ 1,400,000
Hover [Member]
Shareholder Ownership, Percentage		4.30%
Investment Owned, Balance, Shares (in shares)		21,150											21,150		21,150		21,150
Hover [Member] | EverOn Energy LLC [Member]
Shareholder Ownership, Percentage													4.10%		4.10%		4.10%
Stock Issued During Period, Shares, New Issues (in shares)													1,150
Ownership Sold Percentage (in dollars per share) | $ / shares		$ 49
Hover [Member] | EverOn Energy LLC [Member] | Approximate [Member]
Stock Issued During Period, Shares, New Issues (in shares)		20,000
Hover [Member] | Alt Alliance Llc [Member]
Ownership Sold Percentage (in dollars per share) | $ / shares																		$ 51
Minimum [Member]
Related Party Transaction, Amounts of Transaction | $																$ 120,000	$ 120,000
Minimum [Member] | Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio						2
Maximum [Member] | Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio						500